Document and Entity Information	May 03, 2024
Document and Entity Information [Abstract]
Document Period End Date	May 03, 2024
Document Type	8-K
Entity Registrant Name	Owens & Minor, Inc
Entity Tax Identification Number	54-1701843
Entity File Number	001-09810
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	9120 Lockwood Boulevard
Entity Address, City or Town	Mechanicsville
Entity Address State Or Province	VA
Entity Address, Postal Zip Code	23116
Title of 12(b) Security	Common Stock, $2 par value per share
Trading Symbol	OMI
Security Exchange Name	NYSE
Local Phone Number	723-7000
City Area Code	(804)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000075252
Amendment Flag	false